Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Revenue
Total revenue	$ 7,352	$ 7,696	$ 14,709	$ 14,925
Cost of revenue
Total cost of revenue	7,343	6,484	14,267	13,306
Gross profit	9	1,212	442	1,619
Operating expenses:
Research and development	5,112	3,805	11,381	7,806
Sales and marketing	2,227	1,651	4,626	2,825
General and administrative	6,276	2,158	12,200	4,132
Loss on infrequent product repairs		28		463
Total operating expenses	13,615	7,642	28,207	15,226
Loss from operations	(13,606)	(6,430)	(27,765)	(13,607)
Change in fair value of warrants and convertible promissory notes	(378)	(16,196)	59,444	(29,770)
Interest expense	(3,030)	(868)	(6,406)	(2,256)
Loss on extinguishment of debt and financing obligations	(337)		(8,095)
Other financing and financial instrument (costs) income, net			(1,768)
Other income, net	327	11	2,355	2,641
Total other income (expense), net	(3,418)	(17,053)	45,530	(29,385)
Income (loss) before provision for income taxes	(17,024)	(23,483)	17,765	(42,992)
Provision for income taxes	5	24	5	24
Net income (loss) and comprehensive income (loss)	$ (17,029)	$ (23,507)	$ 17,760	$ (43,016)
Net income (loss) per share attributable to common stockholders, basic (in Dollars per share)	$ (0.33)	$ (0.86)	$ 0.44	$ (1.58)
Net income (loss) per share attributable to common stockholders, diluted (in Dollars per share)	$ (0.33)	$ (0.86)	$ 0.35	$ (1.58)
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders, basic (in Shares)	50,998,941	27,211,309	40,475,200	27,157,425
Weighted-average shares used in computing net income (loss) per share attributable to common stockholders, diluted (in Shares)	50,998,941	27,211,309	50,775,172	27,157,425
Platform
Revenue
Total revenue	$ 4,131	$ 5,134	$ 8,529	$ 9,671
Cost of revenue
Total cost of revenue	4,219	3,793	8,208	7,815
Transaction
Revenue
Total revenue	3,221	2,562	6,180	5,254
Cost of revenue
Total cost of revenue	2,833	2,230	5,477	4,564
Depreciation and impairment
Cost of revenue
Total cost of revenue	$ 291	$ 461	$ 582	$ 927